BUSINESS SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2020
BUSINESS SEGMENTS
Summary of selected financial information for each segment

	Year ended December 31,
	2020	2019	2018
Revenues
Asset Management Solutions
Aircraft	$53,639,000	$98,736,000	$95,353,000
Engine	45,072,000	123,088,000	149,819,000
	$98,711,000	$221,824,000	$245,172,000
Tech Ops
MRO Services	$103,899,000	$69,389,000	$38,779,000
Product Sales	6,328,000	12,988,000	6,781,000
	110,227,000	82,377,000	45,560,000
Total	$208,938,000	$304,201,000	$290,732,000

	2020	2019	2018
Gross Profit
Asset Management Solutions
Aircraft	$11,914,000	$27,592,000	$21,708,000
Engine	17,383,000	40,113,000	41,949,000
	$29,297,000	$67,705,000	$63,657,000
Tech Ops
MRO Services	$21,883,000	$11,125,000	$6,818,000
Product Sales	1,609,000	6,219,000	1,694,000
	23,492,000	17,344,000	8,512,000
Total	$52,789,000	$85,049,000	$72,169,000

	2020	2019
Total Assets
Asset Management Solutions	$277,016,000	$254,324,000
Tech Ops	108,622,000	88,129,000
Corporate	3,492,000	1,531,000
	$389,130,000	$343,984,000

	2020	2019	2018
Total Depreciation and Amortization Expense
Asset Management Solutions	$21,210,000	$28,579,000	$27,611,000
Tech Ops	2,600,000	1,301,000	865,000
Corporate	413,000	201,000	1,350,000
	$24,223,000	$30,081,000	$29,826,000
Total Capital Expenditures
Asset Management Solutions	$5,128,000	$36,479,000	$7,623,000
Tech Ops	1,965,000	1,500,000	1,033,000
Corporate	172,000	149,000	168,000
	$7,265,000	$38,128,000	$8,824,000

Summary of reconcilation segment gross profit to net income, continuing operations

	2020	2019	2018
Segment gross profit	$52,789,000	$85,049,000	$72,169,000
Selling, general and administrative expenses	(55,635,000)	(59,814,000)	(46,612,000)
CARES Act Proceeds	12,693,000	—	—
Transaction costs	1,436,000	(3,176,000)	(51,000)
Interest expense, net	(1,645,000)	(3,007,000)	(2,375,000)
Other income, net	494,000	611,000	367,000
Income tax benefit	(1,649,000)	(4,164,000)	3,227,000
Net income from continuing operations	$8,483,000	$15,499,000	$26,725,000

Summary of revenues and long-lived assets based on the customers' geographic location

Revenues	2020	2019	2018
Domestic	$92,837,000	$105,083,000	$135,892,000
Foreign	116,101,000	199,118,000	154,840,000
Total revenues	$208,938,000	$304,201,000	$290,732,000

Long-lived assets	2020	2019
Domestic	$108,796,000	$113,966,000
Foreign	34,111,000	39,626,000
Total long-lived assets	$142,907,000	$153,592,000

Summary of intersegment revenues

	Year ended December 31,
	2020	2019	2018
Asset Management Solutions	$3,346,000	$334,000	$233,000
Tech Ops	1,650,000	2,015,000	4,055,000
Total intersegment revenues	$4,996,000	$2,349,000	$4,288,000